Summary of significant accounting policies - Disaggregation of the Partnership's oil revenues and natural gas revenues basin (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 197,545,818	$ 28,290,460	$ 23,282,767
Eagle Ford Basin (Texas)
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	26,091,370	3,607,702	6,038,886
Permian Basin (Texas)
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	137,802,417	21,906,740	13,899,122
Denver-Julesburg "DJ" (Colorado)
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	29,190,615
Bakken Basin (Montana/North Dakota)
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 4,461,416	$ 2,776,018	$ 3,344,759